Discontinued Operations Results of Operations for Discontinued Operations (Parenthetical) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Tax portion of gain on sale of discontinued operations	$ 1,015